Financial and capital management - Details on Outstanding Foreign Currency Forward Contracts and Cross Currency Basis Swaps (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2017 CAD ($)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable			1.00%	1.00%
Reasonably possible change in risk variable impact on net earnings			$ 31,000,000
Equity price risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable			5.00%	5.00%
Reasonably possible change in risk variable impact on net earnings			$ 34,000,000
Currency risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument settled	$ 480,000,000	$ 357
Percentage of possible change in risk variable			10.00%	10.00%
Currency risk | Maturing in 2019 | Cash flow | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value				$ 2,329
Currency risk | Maturing in 2019 | Cash flow | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 3,077,000,000
Currency risk | Maturing in 2019 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			15,000,000	779
Currency risk | Maturing in 2019 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			973,000,000	12
Currency risk | Maturing in 2019 | Economic | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value				120
Currency risk | Maturing in 2019 | Economic | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			153,000,000
Currency risk | Maturing in 2020 - 2021 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value				256
Currency risk | Maturing in 2020 - 2021 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			324,000,000
Currency risk | Maturing in 2020 | Fair value hedges | Anticipated transactions | Amount to receive | Economic - call options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value				48
Currency risk | Maturing in 2020 | Fair value hedges | Anticipated transactions | Amount to pay | Economic - call options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			60,000,000
Currency risk | Maturing in 2019 - 2020 | Fair value hedges | Anticipated transactions | Amount to receive | Economic - put options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value				60
Currency risk | Maturing in 2019 - 2020 | Fair value hedges | Anticipated transactions | Amount to pay | Economic - put options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			74,000,000
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings			2,000,000
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income			140,000,000
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings			0
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income			(132,000,000)
Interest rate swap contract | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			1,493,000,000	$ 1,150
Forward contract | Equity price risk | Settlement of share-based compensation plans
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 45,000,000		$ 73,000,000		$ 111,000,000